advance billings and customer deposits (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
advance billings and customer deposits
Advance billings	$ 550	$ 538
Deferred customer activation and connection fees	9	10
Customer deposits	13	13
Contract liabilities	572	561	$ 544
Other	93	95
Total	$ 665	$ 656